Property, Plant and Equipment (Deatils Teaxtual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 903	$ 755	$ 593
Depreciated Assets To Be Disposed Of By Method Other Than Sale	$ 11,462